Reconciliation of Financial Statements to Form 5500 - Employee Benefit Plan, Schedule of Reconciliation of Net Increase Per The Financial Statements to Form 5500 (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total net increase per the financial statements	$ 200,691,523
Amounts allocated to withdrawing participants at December 31, 2024	352,280
Amounts allocated to withdrawing participants at December 31, 2025	(340,894)
Total net increase per the Form 5500	$ 200,702,909